Goodwill and Other Intangible Assets - Schedule of Carrying Amount and Accumulated Amortization of Acquired Intangible Assets Subject to Amortization (Detail) (USD $)
In Thousands, unless otherwise specified
	Dec. 31, 2013	Dec. 31, 2012
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	$ 1,280,490	$ 1,280,490
Accumulated Amortization	(711,715)	(629,403)
Net Carrying Amount	568,775	651,087
Backlog and other [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	743,760	743,760
Accumulated Amortization	(575,045)	(520,204)
Net Carrying Amount	168,715	223,556
Customer Relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	534,030	534,030
Accumulated Amortization	(133,970)	(106,499)
Net Carrying Amount	400,060	427,531
Technology [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	2,700	2,700
Accumulated Amortization	$ (2,700)	$ (2,700)